Employee benefits - Summary of Change in Plan Assets for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Remeasurements (gains) / losses
Defined benefit pension plan amendment cost/(credit)	$ (11.6)	₨ (848.1)		₨ (1,479.3)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Beginning of the year		(35,622.7)
Service cost	173.9	12,715.2	₨ 11,980.0	14,490.5
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	(27.8)	(2,035.0)	594.9	(4,533.1)
Return on plan assets, (excluding amount included in net Interest expense)	29.4	2,151.0	29,266.9	23,626.2
Actuarial (gains) / losses arising from changes in financial assumptions	1,153.2	84,311.8	(47,390.2)	49,653.7
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(99.4)	(7,263.6)	(12,563.2)	3,276.9
Defined benefit pension plan amendment cost/(credit)	21.3	1,559.8	396.6	3,799.0
End of the year	532.0	38,905.0	(35,622.7)
Jaguar Land Rover Pension plan [member] | Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	9,963.4	728,421.5	782,664.9
Service cost	173.9	12,715.2	11,980.0
Interest cost	220.7	16,138.0	18,327.9
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	(27.8)	(2,035.0)	594.9
Actuarial (gains) / losses arising from changes in financial assumptions	1,153.2	84,311.8	(47,390.2)
Actuarial (gains)/losses arising from changes in experience adjustments on plan liabilities	(99.4)	(7,263.6)	(12,563.2)
Defined benefit pension plan amendment cost/(credit)	21.3	1,559.5	396.6
Benefits paid	(585.8)	(42,824.4)	(49,089.1)
Member contributions	1.6	116.4	133.4
Foreign currency translation	799.9	58,480.2	23,366.3
End of the year	11,621.0	849,619.6	728,421.5	782,664.9
Jaguar Land Rover Pension plan [member] | Plan assets [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	10,450.6	764,044.2	722,401.0
Interest cost	226.2	16,533.9	17,139.1
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	29.4	2,151.0	29,266.9
Employer's contributions	195.8	14,313.6	20,792.9
Benefits paid	(585.8)	(42,824.4)	(49,089.1)
Member contributions	1.5	112.6	133.4
Expenses paid	(29.5)	(2,159.5)	(1,416.8)
Foreign currency translation	800.8	58,543.2	24,816.8
End of the year	$ 11,089.0	₨ 810,714.6	₨ 764,044.2	₨ 722,401.0